Accounting Policies (Details) - Schedule of estimated useful life of intangible assets	12 Months Ended
Dec. 31, 2022
Domain names [Member] | Minimum [Member]
Accounting Policies (Details) - Schedule of estimated useful life of intangible assets [Line Items]
Estimated useful lives of intangible assets	1 year
Domain names [Member] | Maximum [Member]
Accounting Policies (Details) - Schedule of estimated useful life of intangible assets [Line Items]
Estimated useful lives of intangible assets	5 years
Development costs and software [Member] | Minimum [Member]
Accounting Policies (Details) - Schedule of estimated useful life of intangible assets [Line Items]
Estimated useful lives of intangible assets	3 years
Development costs and software [Member] | Maximum [Member]
Accounting Policies (Details) - Schedule of estimated useful life of intangible assets [Line Items]
Estimated useful lives of intangible assets	10 years
Customer relationships [Member]
Accounting Policies (Details) - Schedule of estimated useful life of intangible assets [Line Items]
Estimated useful lives of intangible assets	1 year
Brand [Member]
Accounting Policies (Details) - Schedule of estimated useful life of intangible assets [Line Items]
Estimated useful lives of intangible assets	1 year